UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   June 30, 2007

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):            [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Fairfield Greenwich Advisors LLC
Address:  919 Third Avenue
          New York, NY 10022

Form 13F File Number: 028-11375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark McKeefry
Title:   General Counsel
Phone:   (212) 319-6060

Signature, Place, and Date of Signing:

     /S/ MARK MCKEEFRY              NEW YORK, NY             JULY 31, 2007
--------------------------        -----------------         ----------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                 53

Form 13F Information Table Value Total:              $56,098
                                                  (in thousands)




List of Other Included Managers:

None


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
                                                  FORM 13F INFORMATION TABLE


              COLUMN 1              COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
-----------------------------  ---------------  ---------  --------  ------------------ ----------  -------- -----------------------
                                                            VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS   SOLE    SHARED   NONE
-----------------------------  ---------------  ---------  --------  --------  --- ---- ----------  -------- ------- -------- ------
ATHEROGENICS INC               Note 1.500% 2/0   047439AD6    1,440   3,000,000             SOLE               x
ATHEROGENICS INC               Note 4.500% 9/0   047439AB0    1,768   2,000,000             SOLE               x
CELL GENESYS INC               Note 3.125% 11/0  150921AB0    2,269   2,900,000             SOLE               x
CURAGEN CORP                   Note 4.000% 2/1   23126RAE1    2,295   3,000,000             SOLE               x
ENCYSIVE PHARMACEUTICALS INC   Note 2.500% 3/1   29256XAB3    2,530   4,000,000             SOLE               x
INCYTE CORP                    Note 3.500% 2/1   45337CAE2    3,067   3,500,000             SOLE               x
JDS UNIPHASE CORP              Note 11/1         46612JAB7    9,238  10,000,000             SOLE               x
MERCURY COMPUTER SYS           Note 2.000% 5/0   589378AB4    1,020   1,138,000             SOLE               x
MERIX CORP                     Note 4.000% 5/1   590049AB8    1,795   2,000,000             SOLE               x
NETWORK EQUIP TECHNOLOGIES     SDCV 7.250% 5/1   641208AA1    1,914   2,095,000             SOLE               x
PIXELWORKS INC                 SDCV 1.750% 5/1   72581MAB3    1,580   2,000,000             SOLE               x
ACCREDITED HOME LENDRS HLDG    COM               00437P107      547      40,000             SOLE               x
ADAPTEC INC                    COM               00651F108      343      90,000             SOLE               x
A D C TELECOMMUNICATIONS INC   COM               000886309    1,650      90,000             SOLE               x
AGILE SOFTWARE CORP DEL        COM               00846X105      153      19,000             SOLE               x
AMERICAN MED SYS HLDGS INC     COM               02744M108      824      45,700             SOLE               x
AMERON INTL INC                COM               030710107    1,109      12,299             SOLE               x
ATHEROGENICS INC               COM               047439104      107      50,000             SOLE               x
AVICI SYS INC                  COM               05367L802      300      40,000             SOLE               x
BRUSH ENGINEERED MATLS INC     COM               117421107      804      19,140             SOLE               x
CELL GENESYS INC               COM               150921104      335     100,000             SOLE               x
CENTENE CORP DEL               COM               15135B101      398      18,600             SOLE               x
COLOR KINETICS INC             COM               19624P100      839      25,100             SOLE               x
DARLING INTL INC               COM               237266101      269      29,400             SOLE               x
DENDREON CORP                  COM               24823Q107      635      90,000             SOLE               x
DYCOM IND INC                  COM               267475101    1,133      37,800             SOLE               x
ELECTROGLAS INC                COM               285324109    2,941   1,368,000             SOLE               x
EMCORE CORP                    COM               290846104      613     112,500             SOLE               x
EPICOR SOFTWARE CORP           COM               29426L108    1,190      80,000             SOLE               x
FIRST MARBLEHEAD CORP          COM               320771108      386      10,000             SOLE               x
HERBALIFE LTD                  COM               G4412G101      119       3,000             SOLE               x
                               USD
                               SHS
INSITUFORM TECHNOLOGIES INC    CL A              457667103      907      41,600             SOLE               x
KEYSTONE AUTOMOTIVE INDS INC   COM               49338N109      993      24,000             SOLE               x
LCC INTERNATIONAL INC          CL A              501810105       44      10,000             SOLE               x
LEVEL 3 COMMUNICATIONS INC     COM               52729N100      614     105,000             SOLE               x
LSI CORPORATION                COM               502161102      150      20,000             SOLE               x
MANNATECH INC                  COM               563771104      834      52,500             SOLE               x
MERIX CORP                     COM               590049102       16       2,000             SOLE               x
MSC SOFTWARE CORP              COM               553531104      936      69,200             SOLE               x
PACKETEER INC                  COM               695210104      859     110,000             SOLE               x
PHARMACYCLICS INC              COM               716933106      190      70,000             SOLE               x
PHARMANET DEV GROUP INC        COM               717148100    1,275      40,000             SOLE               x
POWER-ONE INC                  COM               739308104       65      16,300             SOLE               x
PRA INTL                       COM               69353C101    1,007      39,810             SOLE               x
RACKABLE SYS INC               COM               750077109      124      10,000             SOLE               x
RAINMAKER SYSTEMS              COM               750875304      569      80,000             SOLE               x
                               NEW
SCIENTIFIC LEARNING CORP       COM               808760102       34       5,000             SOLE               x
SILICON IMAGE INC              COM               82705T102    1,073     125,000             SOLE               x
SKYWORKS SOLUTIONS INC         COM               83088M102      882     120,000             SOLE               x
SYCAMORE NETWORKS INC          COM               871206108    1,608     400,000             SOLE               x
TRANSWITCH CORP                COM               894065101       45      25,000             SOLE               x
VICOR CORP                     COM               925815102       30       2,250             SOLE               x
WESTMORELAND COAL CO           COM               960878106      233       8,500             SOLE               x

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